Taxes (Reconciliation of Tax Rates) (Details 5)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate
Statutory rate	35.00%	35.00%	35.00%
Foreign tax differential	(14.00%)	(11.00%)	(10.00%)
State and local	0.00%	1.00%	2.00%
Domestic incentives	(3.00%)	(1.00%)	(1.00%)
Other	(2.00%)	0.00%	(1.00%)
Effective rate	16.00%	24.00%	25.00%